Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	$ 724,193	$ 640,918
Matrix [Member]
Disclosure of operating segments [line items]
Goodwill	260,492	215,696
Sapiens [Member]
Disclosure of operating segments [line items]
Goodwill	316,082	311,489
Magic [Member]
Disclosure of operating segments [line items]
Goodwill	117,743	95,006
Michpal [Member]
Disclosure of operating segments [line items]
Goodwill	$ 29,876	$ 18,727